Accounts Receivables	12 Months Ended
Oct. 31, 2024
Accounts Receivables [Abstract]
ACCOUNTS RECEIVABLES

NOTE 3 – ACCOUNTS RECEIVABLES

Accounts receivables, net is comprised of the following:

	October 31,	October 31,
	2024	2023
Accounts receivables	$286,956
Allowance for credit losses	$(8,056)
Total, net	$278,900	-

The following is a summary of the activity in the allowance for credit losses:

	October 31,	October 31,
	2024	2023
Balance at beginning of year	$-	-
Provision	8,056	-
Balance at end	$8,056	-

Allowance for credit losses provided was $8,056, $nil and $nil for the years ended October 31, 2024, 2023 and 2022, respectively.